Notes to the consolidated financial statements - Grants with government agencies and similar bodies (Details) € in Thousands, $ in Thousands		1 Months Ended											12 Months Ended			24 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Nov. 30, 2020 EUR (€)	Nov. 30, 2020 USD ($)	Aug. 31, 2019 EUR (€)	Aug. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Nov. 30, 2017 EUR (€)	Nov. 30, 2017 USD ($)	Nov. 30, 2016 EUR (€)	Nov. 30, 2016 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 EUR (€)	Oct. 31, 2021 EUR (€)	Jul. 31, 2020 EUR (€)	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($)
Disclosure Of Government Grants
Income from release of governmental contract liabilities													€ 574,502
Grant amount received/eligible to receive													93,531	€ 31,599	€ 9,304
Advance Purchase Agreement with European Commission
Disclosure Of Government Grants
Number of doses of SARS-CoV-2 advance purchase by the Member States under agreement				225,000,000	225,000,000
Maximum grant																	€ 0
Upfront Payment Received				€ 450,000
German Federal Ministry of Education and Research
Disclosure Of Government Grants
Maximum grant																		€ 252,000
Income from release of governmental contract liabilities	€ 6,602												65,218
Milestone payment received																€ 196,300
Remaining grant income													65,000
Coalition for Epidemic Preparedness Innovations
Disclosure Of Government Grants
Maximum grant | $																			$ 15,300	$ 8,300
Income from release of governmental contract liabilities													688	15,953	3,607
Grants received and deferred	1,325	€ 1,325											1,289	1,325		1,289
Maximum amount under the partnership agreement | $								$ 34,000
Term of the partnership agreement								3 years
Period for which the costs are to be covered								6 months
Amount deducted from the carrying amount of qualifying assets	3,239	3,239											0	3,239	2,325	0
Bill & Melinda Gates Foundation (BMGF)
Disclosure Of Government Grants
Income from release of governmental contract liabilities															€ 768
Grants received and deferred													1,879			€ 1,879
Number of additional grants received									2	2
Grant amount received/eligible to receive											€ 614	$ 653
Bill & Melinda Gates Foundation (BMGF), Grant for development of a universal influenza vaccine
Disclosure Of Government Grants
Grant amount received/eligible to receive				280	$ 322	€ 486	$ 540		€ 852	$ 1,000
Bill & Melinda Gates Foundation (BMGF), Grant for malaria vaccine
Disclosure Of Government Grants
Income from release of governmental contract liabilities													488	1,183
Grants received and deferred	€ 2,164	2,164												€ 2,164
Grant amount received/eligible to receive		€ 1,208	$ 1,449	€ 1,208	$ 1,449				€ 673	$ 800
Bundesministerium fr Bildung und Forschung
Disclosure Of Government Grants
Income from release of governmental contract liabilities													€ 124,000